Fair Value Measurement - Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 346,294	$ 230,230
Equity securities	1,070	832
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	346,294	230,230
Equity securities	1,070	832
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Swap asset	2,837	1,560
Swap liability	2,837	1,560
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	30,685	30,358
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	172,071	118,056
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed Securities in Government Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	143,538	81,816
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 1,803	1,040
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 16